Leases (Schedule of Right-of-Use Assets and Investment Property) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance	₪ 745
Additions, changes in agreements and revaluation
Balance	639	₪ 745
Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	568	626
Balance	491	568
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	125	153
Balance	93	125
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	34	23
Balance	42	34
Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	18	24
Balance	13	18
Amount after Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	745	826
Balance	639	745
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	961	802
Additions, changes in agreements and revaluation	129	189
Business combination	17	(30)
Deductions for ended agreements	(81)
Balance	1,026	961
Cost [Member] | Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	737	626
Additions, changes in agreements and revaluation	94	135
Business combination		(24)
Deductions for ended agreements	(65)
Balance	766	737
Cost [Member] | Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	176	153
Additions, changes in agreements and revaluation	6	24
Business combination	16	(1)
Deductions for ended agreements	(6)
Balance	192	176
Cost [Member] | Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	48	23
Additions, changes in agreements and revaluation	29	30
Business combination	1	(5)
Deductions for ended agreements	(10)
Balance	68	48
Cost [Member] | Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	24	24
Additions, changes in agreements and revaluation	2
Business combination
Deductions for ended agreements
Balance	26	24
Cost [Member] | Amount after Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	985	826
Additions, changes in agreements and revaluation	131	189
Business combination	17	(30)
Deductions for ended agreements	(81)
Balance	1,052	985
Amortizations and losses from impairment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	234
Depreciation	241	252
Change in fair value of real estate for investment
Business combination	6	(11)
Deductions for ended agreements	(75)
Changes in agreements and revaluation	(6)	(7)
Balance	400	234
Amortizations and losses from impairment [Member] | Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	169
Depreciation	168	177
Change in fair value of real estate for investment
Business combination		(5)
Deductions for ended agreements	(59)
Changes in agreements and revaluation	(3)	(3)
Balance	275	169
Amortizations and losses from impairment [Member] | Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	51
Depreciation	52	53
Change in fair value of real estate for investment
Business combination	5	(1)
Deductions for ended agreements	(6)
Changes in agreements and revaluation	(3)	(1)
Balance	99	51
Amortizations and losses from impairment [Member] | Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	14
Depreciation	21	22
Change in fair value of real estate for investment
Business combination	1	(5)
Deductions for ended agreements	(10)
Changes in agreements and revaluation		(3)
Balance	26	14
Amortizations and losses from impairment [Member] | Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	6
Depreciation
Change in fair value of real estate for investment	7	6
Business combination
Deductions for ended agreements
Changes in agreements and revaluation
Balance	13	6
Amortizations and losses from impairment [Member] | Amount after Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	240
Depreciation	241	252
Change in fair value of real estate for investment	7	6
Business combination	6	(11)
Deductions for ended agreements	(75)
Changes in agreements and revaluation	(6)	(7)
Balance	₪ 413	₪ 240